UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2011

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       August 12, 2011
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 100

Form 13F Information Table Value Total: $1,825,870 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                          FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----


AGRIUM INC                    COM               008916108      702          8,000   SH        DEFINED    1, 2       8,000
ALLIANT TECHSYSTEMS INC       NOTE 2.750% 9/1   018804AN4   36,731     36,800,000   PRN       DEFINED    1, 2  36,800,000
ALTRIA GROUP INC              COM               02209S103      396         15,000   SH        DEFINED    1, 2      15,000
AMAZON COM INC                COM               023135106      286          1,400   SH        DEFINED    1, 2       1,400
AMERICAN CAPITAL AGENCY CORP  COM               02503X105      582         20,000   SH        DEFINED    1, 2      20,000
APPLE INC                     COM               037833100      779          2,320   SH        DEFINED    1, 2       2,320
BAKER HUGHES INC              COM               057224107      298          4,110   SH        DEFINED    1, 2       4,110
BARRETT BILL CORP             NOTE 5.000% 3/1   06846NAA2   36,109     35,185,000   PRN       DEFINED    1, 2  35,185,000
BASIC ENERGY SVCS INC NEW     COM               06985P100    4,166        132,367   SH        DEFINED    1, 2     132,367
BAXTER INTL INC               COM               071813109      298          5,000   SH        DEFINED    1, 2       5,000
BELO CORP                     COM SER A         080555105      259         34,396   SH        DEFINED    1, 2      34,396
BORGWARNER INC                COM               099724106      969         12,000   SH        DEFINED    1, 2      12,000
BOSTON PPTYS LTD PARTNERSHIP  NOTE 2.875% 2/1   10112RAK0    2,503      2,500,000   PRN       DEFINED    1, 2   2,500,000
BOYD GAMING CORP              COM               103304101      277         31,838   SH        DEFINED    1, 2      31,838
BRISTOW GROUP INC             COM               110394103    2,787         54,622   SH        DEFINED    1, 2      54,622
BROCADE COMMUNICATIONS SYS I  COM NEW           111621306      265         41,000   SH        DEFINED    1, 2      41,000
CAL DIVE INTL INC             NOTE 3.250%12/1   127914AB5   29,750     30,050,000   PRN       DEFINED    1, 2  30,050,000
CBOE HLDGS INC                COM               12503M108      246         10,000   SH        DEFINED    1, 2      10,000
CELANESE CORP DEL             COM SER A         150870103      880         16,500   SH        DEFINED    1, 2      16,500
CHARLES RIV LABS INTL INC     NOTE 2.250% 6/1   159864AB3   18,248     17,400,000   PRN       DEFINED    1, 2  17,400,000
CIT GROUP INC                 COM NEW           125581801    8,852        200,000   SH        DEFINED    1, 2     200,000
CONMED CORP                   NOTE 2.500%11/1   207410AD3   45,942     46,016,000   PRN       DEFINED    1, 2  46,016,000
COVANTA HLDG CORP             DBCV 1.000% 2/0   22282EAA0   22,975     23,222,000   PRN       DEFINED    1, 2  23,222,000
COVANTA HLDG CORP             NOTE 3.250% 6/0   22282EAC6   11,313     10,000,000   PRN       DEFINED    1, 2  10,000,000
CSX CORP                      COM               126408103      747         28,500   SH        DEFINED    1, 2      28,500
CUMULUS MEDIA INC             CL A              231082108      634        181,092   SH        DEFINED    1, 2     181,092
DAWSON GEOPHYSICAL CO         COM               239359102    2,601         76,153   SH        DEFINED    1, 2      76,153
DIODES INC                    NOTE 2.250%10/0   254543AA9   18,484     18,600,000   PRN       DEFINED    1, 2  18,600,000
DOLLAR FINL CORP              COM               256664103      552         25,500   SH        DEFINED    1, 2      25,500
DU PONT E I DE NEMOURS & CO   COM               263534109      541         10,000   SH        DEFINED    1, 2      10,000
E M C CORP MASS               COM               268648102      945         34,300   SH        DEFINED    1, 2      34,300
E M C CORP MASS               NOTE 1.750%12/0   268648AK8   85,649     50,000,000   PRN       DEFINED    1, 2  50,000,000
E M C CORP MASS               NOTE 1.750%12/0   268648AM4  349,983    199,990,000   PRN       DEFINED    1, 2 199,990,000
EMMIS COMMUNICATIONS CORP     PFD CV SER A      291525202    3,992        221,750   SH        DEFINED    1, 2     221,750
ENTRAVISION COMMUNICATIONS C  CL A              29382R107    5,919      3,199,440   SH        DEFINED    1, 2   3,199,440
EQUINIX INC                   NOTE 2.500% 4/1   29444UAF3   26,913     25,700,000   PRN       DEFINED    1, 2  25,700,000
ERP OPER LTD PARTNERSHIP      NOTE 3.850% 8/1   26884AAV5    2,558      2,500,000   PRN       DEFINED    1, 2   2,500,000
EXTERRAN HLDGS INC            COM               30225X103    4,958        250,000   SH        DEFINED    1, 2     250,000
GENERAL CABLE CORP DEL NEW    FRNT 4.500%11/1   369300AL2   48,812     35,500,000   PRN       DEFINED    1, 2  35,500,000
GOODRICH CORP                 COM               382388106    1,146         12,000   SH        DEFINED    1, 2      12,000
GRACE W R & CO DEL NEW        COM               38388F108      653         14,300   SH        DEFINED    1, 2      14,300
GREAT WOLF RESORTS INC        COM               391523107    3,040      1,000,000   SH        DEFINED    1, 2   1,000,000
GREATBATCH INC                SDCV 2.250% 6/1   39153LAB2   41,318     41,318,000   PRN       DEFINED    1, 2  41,318,000
GSI GROUP INC CDA NEW         COM NEW           36191C205      241         19,965   SH        DEFINED    1, 2      19,965
GULFMARK OFFSHORE INC         CL A NEW          402629208    3,352         75,857   SH        DEFINED    1, 2      75,857
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1   410768AE5   15,099     15,466,000   PRN       DEFINED    1, 2  15,466,000
HERCULES OFFSHORE INC         COM               427093109   24,341      4,417,600   SH        DEFINED    1, 2   4,417,600
HORNBECK OFFSHORE SVCS INC N  COM               440543106    3,402        123,698   SH        DEFINED    1, 2     123,698
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625%11/1   440543AE6   20,406     21,397,000   PRN       DEFINED    1, 2  21,397,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3   451055AB3   38,135     36,602,000   PRN       DEFINED    1, 2  36,602,000
INLAND REAL ESTATE CORP       NOTE 4.625%11/1   457461AB7    4,600      4,600,000   PRN       DEFINED    1, 2   4,600,000
ISHARES TR                    RUSSELL 2000      464287655      662          8,000   SH        DEFINED    1, 2       8,000
ISLE OF CAPRI CASINOS INC     COM               464592104    8,833        998,131   SH        DEFINED    1, 2     998,131
LIBERTY MEDIA CORP            DEB 3.250% 3/1    530715AR2    8,626     10,000,000   PRN       DEFINED    1, 2  10,000,000
LIFEPOINT HOSPITALS INC       SDCV 3.250% 8/1   53219LAG4    9,407      9,200,000   PRN       DEFINED    1, 2   9,200,000
LIN TV CORP                   CL A              532774106    4,803        986,153   SH        DEFINED    1, 2     986,153
MCDERMOTT INTL INC            COM               580037109      456         23,000   SH        DEFINED    1, 2      23,000
MEAD JOHNSON NUTRITION CO     COM               582839106      743         11,000   SH        DEFINED    1, 2      11,000
MFA FINANCIAL INC             COM               55272X102      281         35,000   SH        DEFINED    1, 2      35,000
MICROSOFT CORP                COM               594918104      494         19,000   SH        DEFINED    1, 2      19,000
MTR GAMING GROUP INC          COM               553769100    1,647        543,664   SH        DEFINED    1, 2     543,664
NATIONAL SEMICONDUCTOR CORP   COM               637640103    6,153        250,000   SH        DEFINED    1, 2     250,000
NAVISTAR INTL CORP NEW        NOTE 3.000%10/1   63934EAL2   26,050     20,000,000   PRN       DEFINED    1, 2  20,000,000
NETAPP INC                    COM               64110D104      396          7,500   SH        DEFINED    1, 2       7,500
NEXSTAR BROADCASTING GROUP I  CL A              65336K103    1,857        226,230   SH        DEFINED    1, 2     226,230
NUVASIVE INC                  NOTE 2.250% 3/1   670704AB1    9,631      9,300,000   PRN       DEFINED    1, 2   9,300,000
ORBITAL SCIENCES CORP         NOTE 2.438% 1/1   685564AN6   10,596     10,325,000   PRN       DEFINED    1, 2  10,325,000
PHI INC                       COM NON VTG       69336T205    2,226        102,447   SH        DEFINED    1, 2     102,447
PHILIP MORRIS INTL INC        COM               718172109      401          6,000   SH        DEFINED    1, 2       6,000
PIONEER DRILLING CO           COM               723655106    3,933        258,075   SH        DEFINED    1, 2     258,075
PRECISION DRILLING CORP       COM 2010          74022D308    3,322        231,332   SH        DEFINED    1, 2     231,332
QUICKSILVER RESOURCES INC     COM               74837R104      387         26,200   SH        DEFINED    1, 2      26,200
RADIO ONE INC                 CL D NON VTG      75040P405    2,233      1,261,609   SH        DEFINED    1, 2   1,261,609
REGIS CORP MINN               NOTE 5.000% 7/1   758932AA5   24,025     20,000,000   PRN       DEFINED    1, 2  20,000,000
SAKS INC                      NOTE 2.000% 3/1   79377WAL2   52,156     50,000,000   PRN       DEFINED    1, 2  50,000,000
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5   34,183     35,400,000   PRN       DEFINED    1, 2  35,400,000
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0   78388JAN6   36,981     33,816,000   PRN       DEFINED    1, 2  33,816,000
SBA COMMUNICATIONS CORP       NOTE 4.000%10/0   78388JAM8  161,144    115,000,000   PRN       DEFINED    1, 2 115,000,000
SCHOOL SPECIALTY INC          COM               807863105   10,073        700,000   SH        DEFINED    1, 2     700,000
SCHOOL SPECIALTY INC          SDCV 3.750%11/3   807863AL9   18,131     18,199,000   PRN       DEFINED    1, 2  18,199,000
SESI L L C                    FRNT 1.500%12/1   78412FAH7   67,915     67,243,000   PRN       DEFINED    1, 2  67,243,000
SMART TECHNOLOGIES INC        CL A SUB VTG S    83172R108    1,715        300,870   SH        DEFINED    1, 2     300,870
SOLUTIA INC                   *W EXP 02/27/201  834376147       50         23,686   SH        DEFINED    1, 2      23,686
SPDR GOLD TRUST               GOLD SHS          78463V107  102,201        700,000   SH        DEFINED    1, 2     700,000
SPECTRUM BRANDS HLDGS INC     COM               84763R101    4,640        145,000   SH        DEFINED    1, 2     145,000
SPX CORP                      COM               784635104      934         11,300   SH        DEFINED    1, 2      11,300
TECH DATA CORP                DBCV 2.750%12/1   878237AE6   17,223     16,600,000   PRN       DEFINED    1, 2  16,600,000
TERADATA CORP DEL             COM               88076W103      692         11,500   SH        DEFINED    1, 2      11,500
TIME WARNER TELECOM INC       DBCV 2.375% 4/0   887319AC5   84,812     69,959,000   PRN       DEFINED    1, 2  69,959,000
TRANSDIGM GROUP INC           COM               893641100    1,140         12,500   SH        DEFINED    1, 2      12,500
TRANSOCEAN LTD                REG SHS           H8817H100    1,549         24,000   SH        DEFINED    1, 2      24,000
UNION DRILLING INC            COM               90653P105    3,126        303,751   SH        DEFINED    1, 2     303,751
UNITED DOMINION REALTY TR IN  NOTE 3.625% 9/1   910197AM4    5,507      5,500,000   PRN       DEFINED    1, 2   5,500,000
UNITEDHEALTH GROUP INC        COM               91324P102      774         15,000   SH        DEFINED    1, 2      15,000
VERISIGN INC                  SDCV 3.250% 8/1   92343EAD4  131,431    114,507,000   PRN       DEFINED    1, 2 114,507,000
VMWARE INC                    CL A COM          928563402      301          3,000   SH        DEFINED    1, 2       3,000
VORNADO RLTY L P              DBCV 3.625%11/1   929043AE7   12,045     12,000,000   PRN       DEFINED    1, 2  12,000,000
WILLBROS GROUP INC DEL        COM               969203108    2,166        253,578   SH        DEFINED    1, 2     253,578
WILLIAMS COS INC DEL          COM               969457100      560         18,500   SH        DEFINED    1, 2      18,500
XILINX INC                    SDCV 3.125% 3/1   983919AD3   12,625     10,000,000   PRN       DEFINED    1, 2  10,000,000

